UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637

Name of Fund:	BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Consumer Discretionary - 7.9%

Household Durables - 1.3%	Jarden Corp. (a)	21,800	$227,374

Leisure Equipment & Products - 1.2%	Hasbro, Inc.	9,000	217,170

Multiline Retail - 2.7%	Dollar Tree, Inc. (a)	5,600	239,176
	Family Dollar Stores, Inc.	8,600	238,822

			477,998

Specialty Retail - 2.7%	AutoZone, Inc. (a)	1,900	252,491
	Foot Locker, Inc.	32,100	236,256

			488,747

	Total Consumer Discretionary		1,411,289

Consumer Staples - 6.7%

Beverages - 0.3%	The Coca-Cola Co.	1,400	59,808

Food & Staples Retailing - 3.1%	BJ’s Wholesale Club, Inc. (a)	7,500	215,100
	The Kroger Co.	11,200	252,000
	Wal-Mart Stores, Inc.	1,900	89,528

			556,628

Food Products - 0.5%	Archer-Daniels-Midland Co.	3,200	87,616

Household Products - 1.5%	The Procter & Gamble Co.	4,700	256,150

Personal Products - 1.3%	Herbalife Ltd.	11,300	231,763

	Total Consumer Staples		1,191,965

Energy - 30.9%

Energy Equipment & Services - 4.1%	ENSCO International, Inc.	9,000	246,240
	Nabors Industries Ltd. (a)	21,400	234,330
	Tidewater, Inc.	6,200	257,982

			738,552

Oil, Gas & Consumable Fuels - 26.8%	Anadarko Petroleum Corp.	7,500	275,550
	Apache Corp.	4,100	307,500
	Chevron Corp.	9,300	655,836
	ConocoPhillips	9,400	446,782
	Devon Energy Corp.	4,600	283,360
	Exxon Mobil Corp.	18,100	1,384,288
	Marathon Oil Corp.	10,200	277,746
	Murphy Oil Corp.	5,700	251,826
	Occidental Petroleum Corp.	6,800	370,940
	Sunoco, Inc.	5,500	254,760
	Valero Energy Corp.	11,300	272,556

			4,781,144

	Total Energy		5,519,696

Financials - 4.1%

Consumer Finance - 0.9%	Capital One Financial Corp.	9,800	155,232

Diversified Financial Services - 0.2%	JPMorgan Chase & Co.	1,700	43,367

Insurance - 3.0%	American Financial Group, Inc.	4,100	69,618
	PartnerRe Ltd.	3,400	222,802
	UnumProvident Corp.	17,100	242,136

			534,556

	Total Financials		733,155

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Health Care - 33.2%

Biotechnology - 2.3%	Amgen, Inc. (a)	7,600	$416,860

Health Care Equipment & Supplies - 0.9%	Edwards Lifesciences Corp. (a)	2,800	160,972

Health Care Providers & Services - 14.5%	Aetna, Inc.	8,700	269,700
	AmerisourceBergen Corp.	6,900	250,608
	Cigna Corp.	14,500	251,720
	Community Health Systems, Inc. (a)	12,500	233,000
	Express Scripts, Inc. (a)	4,600	247,296
	LifePoint Hospitals, Inc. (a)	11,000	247,940
	Lincare Holdings, Inc. (a)	9,900	238,095
	McKesson Corp.	6,400	282,880
	Omnicare, Inc.	8,800	246,048
	Quest Diagnostics, Inc.	600	29,610
	WellPoint, Inc. (a)	7,200	298,440

			2,595,337

Health Care Technology - 1.0%	IMS Health, Inc.	12,000	174,240

Pharmaceuticals - 14.5%	Bristol-Myers Squibb Co.	4,100	87,781
	Eli Lilly & Co.	9,200	338,744
	Endo Pharmaceuticals Holdings, Inc. (a)	11,100	249,417
	Forest Laboratories, Inc. (a)	9,900	247,896
	Johnson & Johnson	11,900	686,511
	King Pharmaceuticals, Inc. (a)	12,800	111,872
	Pfizer, Inc.	34,800	507,384
	Schering-Plough Corp.	4,800	84,288
	Watson Pharmaceuticals, Inc. (a)	9,700	264,616

			2,578,509

	Total Health Care		5,925,918

Industrials - 11.3%

Aerospace & Defense - 4.2%	General Dynamics Corp.	4,500	255,285
	L-3 Communications Holdings, Inc.	3,300	260,766
	Raytheon Co.	4,500	227,790

			743,841

Commercial Services & Supplies - 0.3%	R.R. Donnelley & Sons Co.	5,300	51,728

Industrial Conglomerates - 0.8%	General Electric Co.	12,000	145,560

Machinery - 2.3%	Dover Corp.	8,500	240,380
	Gardner Denver, Inc. (a)	8,100	176,337

			416,717

Professional Services - 1.2%	Manpower, Inc.	7,700	219,142

Road & Rail - 1.3%	Ryder System, Inc.	6,800	229,704

Trading Companies & Distributors - 1.2%	United Rentals, Inc. (a)	37,900	211,482

	Total Industrials		2,018,174

Information Technology - 32.4%

Communications Equipment - 1.6%	Cisco Systems, Inc. (a)	2,700	40,419
	F5 Networks, Inc. (a)	10,800	239,436

			279,855

Computers & Peripherals - 7.3%	Hewlett-Packard Co.	13,600	472,600
	International Business Machines Corp.	1,400	128,310

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lexmark International, Inc. Class A (a)	9,900	$234,432
	QLogic Corp. (a)	20,500	232,060
	Western Digital Corp. (a)	15,700	230,476

			1,297,878

Electronic Equipment & Instruments - 2.4%	Ingram Micro, Inc. Class A (a)	18,700	229,449
	Mettler Toledo International, Inc. (a)	1,300	86,554
	Tech Data Corp. (a)	6,800	123,148

			439,151

IT Services - 8.6%	Accenture Ltd. Class A	9,200	290,352
	Affiliated Computer Services, Inc. Class A (a)	5,600	256,816
	Alliance Data Systems Corp. (a)	6,100	253,699
	Computer Sciences Corp. (a)	7,000	257,880
	Global Payments, Inc.	6,200	215,202
	Hewitt Associates, Inc. Class A (a)	9,500	269,610

			1,543,559

Semiconductors & Semiconductor Equipment - 6.6%	Altera Corp.	15,300	235,314
	Broadcom Corp. Class A (a)	14,800	234,580
	Integrated Device Technology, Inc. (a)	41,200	236,488
	LSI Corp. (a)	69,600	221,328
	Silicon Laboratories, Inc. (a)	10,800	248,724

			1,176,434

Software - 5.9%	Compuware Corp. (a)	34,400	223,600
	McAfee, Inc. (a)	5,200	158,548
	Microsoft Corp.	9,400	160,740
	Symantec Corp. (a)	17,700	271,341
	Synopsys, Inc. (a)	12,700	234,950

			1,049,179

	Total Information Technology		5,786,056

Telecommunication Services - 2.4%

Diversified Telecommunication Services - 2.4%	AT&T, Inc.	7,300	179,726
	Qwest Communications International, Inc.	68,800	221,536
	Verizon Communications, Inc.	900	26,883

	Total Telecommunication Services		428,145

Utilities - 0.9%

Independent Power Producers & Energy Traders - 0.9%	The AES Corp. (a)	20,500	162,155

	Total Utilities		162,155

	Total Long-Term Investments (Cost - $26,183,231) - 129.8%		23,176,553

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 0.66% (b)(c)	$23	23,048

	Total Short-Term Securities (Cost - $23,048) - 0.1%		23,048

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Value

	Total Investments Before Investments Sold Short (Cost - $26,206,279*) - 129.9%		$23,199,601

Industry	Investments Sold Short	Shares

Consumer Discretionary - (3.2)%

Auto Components - (0.3)%	Johnson Controls, Inc.	(3,900)	(48,789)

Automobiles - (0.2)%	General Motors Corp.	(10,900)	(32,809)

Hotels, Restaurants & Leisure - (1.0)%	Las Vegas Sands Corp.	(8,600)	(44,290)
	Marriott International, Inc. Class A	(2,500)	(40,775)
	Starbucks Corp.	(4,800)	(45,312)
	Wynn Resorts Ltd.	(1,500)	(45,120)

			(175,497)

Internet & Catalog Retail - (0.3)%	Amazon.com, Inc.	(1,100)	(64,702)

Multiline Retail - (0.3)%	Target Corp.	(1,600)	(49,920)

Specialty Retail - (1.1)%	Best Buy Co., Inc.	(2,000)	(56,040)
	CarMax, Inc.	(6,600)	(54,582)
	Dick’s Sporting Goods, Inc.	(3,300)	(36,333)
	Staples, Inc.	(3,100)	(49,414)

			(196,369)

	Total Consumer Discretionary		(568,086)

Consumer Staples - (2.4)%

Beverages - (0.6)%	The Coca-Cola Co.	(1,200)	(51,264)
	PepsiCo, Inc.	(1,000)	(50,230)

			(101,494)

Food & Staples Retailing - (0.9)%	Costco Wholesale Corp.	(1,100)	(49,533)
	Walgreen Co.	(2,100)	(57,561)
	Whole Foods Market, Inc.	(4,800)	(49,200)

			(156,294)

Food Products - (0.9)%	Campbell Soup Co.	(1,800)	(54,666)
	Smithfield Foods, Inc.	(4,500)	(53,415)
	Tyson Foods, Inc. Class A	(6,200)	(54,870)

			(162,951)

	Total Consumer Staples		(420,739)

Energy - (3.8)%

Energy Equipment & Services - (1.3)%	Baker Hughes, Inc.	(400)	(13,328)
	Global Industries Ltd.	(8,200)	(28,290)
	Halliburton Co.	(3,000)	(51,750)
	Schlumberger Ltd.	(1,400)	(57,134)
	Smith International, Inc.	(800)	(18,160)
	Weatherford International Ltd.	(5,100)	(56,253)

			(224,915)

Oil, Gas & Consumable Fuels - (2.5)%	Cabot Oil & Gas Corp. Class A	(1,800)	(49,482)
	Consol Energy, Inc.	(1,900)	(51,794)
	EOG Resources, Inc.	(800)	(54,216)
	Foundation Coal Holdings, Inc.	(3,100)	(50,282)
	Peabody Energy Corp.	(2,000)	(50,000)
	Quicksilver Resources, Inc.	(5,400)	(37,422)
	Range Resources Corp.	(1,300)	(46,592)
	Southwestern Energy Co.	(1,700)	(53,805)

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Investments Sold Short	Shares	Value

	XTO Energy, Inc.	(1,600)	$(59,344)

			(452,937)

	Total Energy		(677,852)

Financials - (2.6)%

Capital Markets - (1.6)%	Affiliated Managers Group, Inc.	(1,400)	(56,266)
	Franklin Resources, Inc.	(1,000)	(48,420)
	The Goldman Sachs Group, Inc.	(700)	(56,511)
	Northern Trust Corp.	(1,000)	(57,520)
	State Street Corp.	(700)	(16,289)
	T. Rowe Price Group, Inc.	(1,700)	(46,886)

			(281,892)

Commercial Banks - (0.2)%	First Horizon National Corp.	(1)	(6)
	KeyCorp	(5,600)	(40,768)

			(40,774)

Consumer Finance - (0.5)%	American Express Co.	(3,300)	(55,209)
	SLM Corp.	(3,800)	(43,510)

			(98,719)

Insurance - (0.3)%	The Progressive Corp.	(4,200)	(51,030)

	Total Financials		(472,415)

Health Care - (1.9)%

Biotechnology - (0.9)%	Celgene Corp.	(1,100)	(58,245)
	Genzyme Corp.	(800)	(55,136)
	Vertex Pharmaceuticals, Inc.	(1,600)	(52,880)

			(166,261)

Health Care Equipment & Supplies - (0.2)%	Intuitive Surgical, Inc.	(300)	(30,969)

Health Care Providers & Services - (0.6)%	Cardinal Health, Inc.	(1,400)	(52,710)
	Tenet Healthcare Corp.	(45,200)	(48,364)

			(101,074)

Life Sciences Tools & Services - (0.2)%	Covance, Inc.	(1,000)	(38,600)

	Total Health Care		(336,904)

Industrials - (3.0)%

Aerospace & Defense - (0.3)%	Boeing Co.	(1,300)	(55,003)

Air Freight & Logistics - (0.3)%	United Parcel Service, Inc. Class B	(1,100)	(46,739)

Airlines - (0.2)%	Continental Airlines, Inc. Class B	(2,600)	(35,022)

Building Products - (0.2)%	USG Corp.	(6,800)	(44,268)

Commercial Services & Supplies - (0.2)%	Iron Mountain, Inc.	(1,700)	(34,782)

Construction & Engineering - (0.3)%	Quanta Services, Inc.	(2,100)	(44,898)

Machinery - (1.5)%	Danaher Corp.	(1,000)	(55,930)
	Deere & Co.	(1,500)	(52,110)
	Eaton Corp.	(1,200)	(52,824)
	Illinois Tool Works, Inc.	(1,600)	(52,256)
	PACCAR, Inc.	(2,100)	(55,419)

			(268,539)

	Total Industrials		(529,251)

Information Technology - (3.7)%

Communications Equipment - (0.6)%	Corning, Inc.	(5,200)	(52,572)

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Investments Sold Short	Shares	Value

	QUALCOMM, Inc.	(1,600)	$(55,280)

			(107,852)

Internet Software & Services - (0.8)%	Akamai Technologies, Inc.	(1,600)	(21,568)
	Google, Inc. Class A	(200)	(67,706)
	Yahoo! Inc.	(4,800)	(56,304)

			(145,578)

IT Services - (0.6)%	Cognizant Technology Solutions Corp.	(2,600)	(48,698)
	MasterCard, Inc. Class A	(400)	(54,312)

			(103,010)

Semiconductors & Semiconductor Equipment - (1.4)%	Advanced Micro Devices, Inc.	(24,000)	(52,560)
	Applied Materials, Inc.	(5,300)	(49,661)
	Micron Technology, Inc.	(16,200)	(60,264)
	Nvidia Corp.	(6,800)	(54,060)
	Rambus, Inc.	(3,700)	(33,522)

			(250,067)

Software - (0.3)%	Electronic Arts, Inc.	(3,100)	(47,864)

	Total Information Technology		(654,371)

Materials - (3.8)%

Chemicals - (1.8)%	Air Products & Chemicals, Inc.	(1,000)	(50,300)
	E.I. du Pont de Nemours & Co.	(2,400)	(55,104)
	Ecolab, Inc.	(1,500)	(50,940)
	Monsanto Co.	(700)	(53,242)
	The Mosaic Co.	(1,500)	(53,505)
	Praxair, Inc.	(900)	(56,034)

			(319,125)

Construction Materials - (0.8)%	Eagle Materials, Inc.	(2,700)	(48,816)
	Martin Marietta Materials, Inc.	(600)	(48,312)
	Vulcan Materials Co.	(800)	(39,568)

			(136,696)

Metals & Mining - (1.0)%	Alcoa, Inc.	(6,000)	(46,740)
	Commercial Metals Co.	(3,200)	(36,800)
	Freeport-McMoRan Copper & Gold, Inc. Class B	(2,100)	(52,794)
	Nucor Corp.	(1,300)	(53,027)

			(189,361)

Paper & Forest Products - (0.2)%	Weyerhaeuser Co.	(1,500)	(41,010)

	Total Materials		(686,192)

Telecommunication Services - (0.9)%

Wireless Telecommunication Services - (0.9)%	American Tower Corp. Class A	(1,800)	(54,612)
	Crown Castle International Corp.	(2,900)	(56,608)
	Leap Wireless International, Inc.	(2,000)	(50,400)

	Total Telecommunication Services		(161,620)

Utilities - (4.5)%

Electric Utilities - (2.4)%	Allegheny Energy, Inc.	(1,700)	(56,508)
	American Electric Power Co., Inc.	(1,700)	(53,295)
	Exelon Corp.	(1,000)	(54,220)
	FPL Group, Inc.	(1,100)	(56,705)
	FirstEnergy Corp.	(1,100)	(54,989)

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Investments Sold Short	Shares	Value

	PPL Corp.	(1,700)	$(52,122)
	Progress Energy, Inc.	(1,400)	(54,208)
	The Southern Co.	(1,500)	(50,175)

			(432,222)

Gas Utilities - (0.3)%	Equitable Resources, Inc.	(1,600)	(54,768)

Multi-Utilities - (1.5)%	Consolidated Edison, Inc.	(1,300)	(52,975)
	Dominion Resources, Inc.	(1,600)	(56,288)
	Public Service Enterprise Group, Inc.	(1,700)	(53,669)
	Sempra Energy	(1,200)	(52,608)
	Xcel Energy, Inc.	(2,900)	(53,534)

			(269,074)

Water Utilities - (0.3)%	Aqua America, Inc.	(2,600)	(53,924)

	Total Utilities		(809,988)

	Total Investments Sold Short (Proceeds - $7,561,266)- (29.8)%		(5,317,418)

	Total Investments, Net of Investments Sold Short - 100.1%		17,882,183
	Liabilities in Excess of Other Assets - (0.1)%		(21,538)

	Net Assets - 100.0%		$17,860,645

*	The cost and unrealized appreciation (depreciation)of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$27,382,966

Gross unrealized appreciation	$653,409
Gross unrealized depreciation	(4,836,774)

Net unrealized depreciation	$(4,183,365)

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$23,043	$866

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.
Schedule of Investments January 31, 2009 (Unaudited)

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Investments Sold Short

	Assets	Liabilities

Level 1	$23,176,553	$(5,317,418)
Level 2	23,048	—
Level 3	—	—

Total	$23,199,601	$(5,317,418)

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: March 25, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: March 25, 2009